Vessels - Summary of cost capitalized (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) tanker vessel	Dec. 31, 2019 USD ($) vessel tanker	Sep. 30, 2020 tanker	Jun. 30, 2020 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of equipment cost estimated to require replacement value of vessel	10.00%
Number of vessels | vessel	19	19
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	135	134
Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker	46	32
Exhaust Gas cleaning System [Member] | Option exercised [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker			7	14
Postpone installation of scrubbers | Option exercised [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker				19
Capitalized cost [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	$ 33,901,000	$ 40,471,000
Notional of component of scrubber cost	6,900,000	4,800,000
Total drydock cost	40,801,000	45,271,000
Capitalized cost [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	127,275,000	92,236,000
BWTS cost	30,686,000	44,387,000
Other equipment cost	3,033,000	5,713,000
Interest capitalized	1,410,000	2,814,000
Vessel additions	162,404,000	145,150,000
Capitalized cost [Member] | Handymax [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	1,284,000	15,642,000
Notional of component of scrubber cost	0	0
Total drydock cost	1,284,000	15,642,000
Capitalized cost [Member] | Handymax [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	0	0
BWTS cost	1,932,000	24,398,000
Other equipment cost	157,000	782,000
Interest capitalized	0	240,000
Vessel additions	2,089,000	25,420,000
Capitalized cost [Member] | MR [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	11,088,000	16,699,000
Notional of component of scrubber cost	3,000,000	2,250,000
Total drydock cost	14,088,000	18,949,000
Capitalized cost [Member] | MR [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	50,425,000	40,925,000
BWTS cost	15,247,000	14,503,000
Other equipment cost	1,419,000	2,440,000
Interest capitalized	629,000	1,152,000
Vessel additions	67,720,000	59,020,000
Capitalized cost [Member] | LR1 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	3,123,000	0
Notional of component of scrubber cost	600,000	450,000
Total drydock cost	3,723,000	450,000
Capitalized cost [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	13,032,000	7,721,000
BWTS cost	0	0
Other equipment cost	211,000	590,000
Interest capitalized	210,000	197,000
Vessel additions	13,453,000	8,508,000
Capitalized cost [Member] | LR2 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	18,406,000	8,130,000
Notional of component of scrubber cost	3,300,000	2,100,000
Total drydock cost	21,706,000	10,230,000
Capitalized cost [Member] | LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	63,818,000	43,590,000
BWTS cost	13,507,000	5,486,000
Other equipment cost	1,246,000	1,901,000
Interest capitalized	571,000	1,225,000
Vessel additions	$ 79,142,000	$ 52,202,000